Fees Summary	Dec. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,166,000
Previously Paid Amount	0.00
Total Fee Amount	178.51
Total Offset Amount	0.00
Net Fee	178.51
Narrative - Max Aggregate Offering Price	$ 1,166,000
Final Prospectus	true